STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Option Indexed to Issuer's Equity [Line Items]
Summary of Warrants and Options Issued

The following information is presented post reverse split for the stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	293,372	$7.45	8.37 Years	$66,544
Exercised	(1,000)	$5.70
Expired	(33,073)	$2.81
Forfeited	-	$-
Granted	-	$-
Outstanding at December 31, 2011	259,299	$7.75	7.69 Years	$-
Exercised	-	$-
Expired	(3,000)	$5.33
Forfeited	-	$-
Granted	425,842	$5.68	6.00 Years
Outstanding at December 31, 2012	682,141	$6.47	8.52 Years	$88,000
Outstanding exercisable at December 31, 2012	262,952	$7.31	6.98 Years	$9,252

Information about Non-Employee Stock Warrants Outstanding and Exercisable

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2012 and 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$-	-	0.00 Years	$-	-	$-
	-	0.00 Years	$-	-	$-

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.30	10,071	0.62 Years	$0.30	10,071	$0.30
	10,071	0.62 Years	$0.30	10,071	$0.30

Weighted Average Fair Value of Warrants and Options Granted

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

Information about Employee Stock Warrants and Options Outstanding

The following tables summarize information about employee stock warrants and options outstanding at December 31, 2012 and 2011:

Warrants and Options Outstanding December 31, 2012				Warrants and Options Exercisable December 31, 2012
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$4.56	84,675	1.15 Years	$4.56	-	$4.56
$4.58	10,167	0.14 Years	$4.58	10,167	$4.58
$5.70	39,750	0.37 Years	$5.70	39,750	$5.70
$6.00	330,000	4.70 Years	$6.00	27,500	$6.00
$7.50	124,573	1.10 Years	$7.50	124,573	$7.50
$9.00	92,976	1.06 Years	$9.00	60,962	$9.00
	682,141	8.52 Years	$6.47	262,952	$7.31

Warrants and Options Outstanding December 31, 2011				Warrants and Options Exercisable December 31, 2011
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$5.70	41,750	1.17 Years	$5.70	41,750	$5.70
$7.50	124,573	3.37 Years	$7.50	117,372	$7.50
$9.00	92,976	3.15 Years	$9.00	42,668	$9.00
	259,299	7.69 Years	$7.75	201,790	$7.44

Warrant [Member]
Option Indexed to Issuer's Equity [Line Items]
Summary of Warrants and Options Issued

A summary of the warrants issued to non-employees for services as of December 31, 2012 and 2011 and changes during the years is presented below:

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of period	10,071	$0.30	416,634	$3.58
Granted	-	$-	-	$-
Exercised	(10,071)	$0.30	(166,667)	$0.30
Forfeited (expired)	-	$-	(239,896)	$6.00
Balance at end of period	-	$-	10,071	$0.30
Warrants exercisable at end of period	-	$-	10,071	$0.30
Weighted average fair value of warrants granted during the period		$-		$-